Cash Equivalents and Short-Term Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Available-for-sale Securities

The following table is a summary of amortized cost, unrealized gains and losses, and fair value of our cash equivalents and short-term investments:

	March 31, 2020			December 31, 2019
	Cost	Unrealized Gains	Fair Value		Unrealized
in thousands				Cost	Gains	Losses	Fair Value
Money market funds	$179,031	$—	$179,031	$136,258	$—	$—	$136,258
U.S. treasury securities	30,124	182	30,306	48,349	6	—	48,355
U.S. government agency obligations	159,634	342	159,976	5,993	2	(5)	5,990
Commercial paper	140,320	—	140,320	77,082	—	—	77,082
Overnight repurchase agreements	—	—	—	15,001	—	—	15,001

Total cash equivalents and available-for-sale securities	$509,109	$524	$509,633	$282,683	$8	$(5)	$282,686

Classified as:
Cash equivalents			$285,012				$163,731
Short-term investments			224,621				118,955

Total cash equivalents and available-for-sale securities			$509,633				$282,686

The following table is a summary of amortized cost, unrealized gains and losses, and fair value:

	December 31, 2019				December 31, 2018
	Cost	Unrealized		Fair Value	Cost	Unrealized		Fair Value
(in thousands)		Gains	Losses			Gains	Losses
Money market funds	$136,258	$—	$—	$136,258	$38,354	$—	$—	$38,354
U.S. treasury securities	48,349	6	—	48,355	80,844	5	(5)	80,844
U.S. government agency obligations	5,993	2	(5)	5,990	52,586	—	(8)	52,578
Commercial paper	77,082	—	—	77,082	—	—	—	—
Overnight repurchase agreements	15,001	—	—	15,001	—	—	—	—

Total cash equivalents and available-for-sale securities	$282,683	$8	$(5)	$282,686	$171,784	$5	$(13)	$171,776

Classified as:
Cash equivalents				$163,731				$69,220
Short-term investments				118,955				102,556

Total cash equivalents and available-for-sale securities				$282,686				$171,776